UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2011

Item 1.  Report to Stockholders.

INFORMATION REGARDING CALVERT OPERATING COMPANY

NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies will be renamed as indicated:

Current Company Name	Company Name on 4/30/11	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each
operating company listed
below

Calvert Asset Management	Calvert Investment	Investment advisor to the
Company, Inc.	Management, Inc.	Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors,	Principal underwriter
	Inc.	and distributor for the
Calvert Funds

Calvert Administrative	Calvert Investment	Administrative services
Services Company	Administrative Services, Inc.	provider for the Calvert
Funds

Calvert Shareholder	Calvert Investment Services,	Shareholder servicing
Services, Inc.	Inc.	provider for the Calvert
Funds

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TABLE
OFCONTENTS

1    President’s Letter
4    SRI Update
7    Portfolio Management Discussion
11  Shareholder Expense Example
13  Statement of Net Assets
31  Statement of Operations
32  Statements of Changes in Net Assets
34  Notes to Financial Statements
40  Financial Highlights
45  Explanation of Financial Tables
47  Proxy Voting and Availability of Quarterly Portfolio Holdings
47  Basis for Board’s Approval of Investment Advisory Contracts

Dear Shareholder:

     The financial markets ended the six-month reporting period on a high note. The Federal Reserve’s announcement in the fall of 2010 of a second round of quantitative easing (QE2) initially buoyed the markets, which were further bolstered by the extension in December of the Bush-era tax cuts for all income levels. The resulting increase in U.S. consumer spending and confidence helped drive a year-end rally.

This calm lasted until new storms arrived in the beginning of 2011. Civil and political unrest in the Middle East and North Africa sent the price of energy soaring and heightened energy security concerns in many countries around the world. In March, the tragic earthquake and tsunami struck Japan. Our sympathies go out to the people of Japan who lost loved ones in this disaster. The earthquake—and its impact on the country’s nuclear reactors—roiled global financial markets. The cumulative effect of these events sparked a stock market sell-off before equities rebounded strongly in the final two weeks of the reporting period.

Markets Continue to Pick Up Steam

The stock market generally continued its upward momentum throughout the six-month period—with help from a strong fourth-quarter earnings season. Both U.S. growth-and value-oriented stocks reported significant gains across all capitalizations. In fact, the large-cap Russell 1000 Index and Standard & Poor’s 500 Index rose 18.13% and 17.31%, respectively, for the six-month period. Small- and mid-cap indices posted even higher returns as investors’ appetite for risk continued to strengthen.

However, continued uncertainty about the sovereign debt situation in some European countries as well as a drag from emerging markets tempered returns abroad, with the MSCI EAFE Index of international stocks returning 10.33% for the six-month period. Also, corporate bonds edged down slightly for the period, with the Barclays Capital U.S. Credit Index returning -0.98%. Money market returns remained flat, reflecting the Fed’s efforts to keep its target interest rate low.

Board Diversity and Company Competitiveness

At Calvert, we believe that companies with high standards of corporate governance, including diverse boards, are better positioned to compete in the global marketplace and to potentially outperform their peers. As a result, we continue to use our role as sustainable and responsible investors to encourage companies to clearly define diversity as inclusive of gender, ethnic, and racial backgrounds and to publicly commit to increasing diversity—on their boards and throughout their organizations.

We celebrated the first anniversary of the publication of the Women’s Empowerment Principles (WEP) and the 100th anniversary of International Women’s Day in March with a two-day event sponsored by the United Nations Women and the United Nations

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Global Compact. The WEP were established through collaboration between the United Nations Women and the United Nations Global Compact in March 2010. Calvert continues to be an integral player in furthering the adoption of the WEP across the globe. In fact, more than 140 CEOs worldwide have signed a statement of support for the WEP, in part due to Calvert’s efforts.

Also, our October 2010 diversity report “Examining the Cracks in the Ceiling” has been making news by being cited in more than 40 articles from outlets such as The Washington Post, Forbes, and The New York Times. While we are pleased to see such strong media interest in this topic, we’re even more pleased that the report has led to Calvert having conversations with more than a dozen companies about their diversity scores and actions they can take to improve their overall diversity performance.

Opportunities and Challenges Ahead

Overall, we are encouraged by the market’s ability to move ahead despite the recent troubles in the Middle East and Japan, and we expect a slow, gradual economic recovery to continue throughout the remainder of the year. A low core inflation rate (which excludes food and energy prices) will likely facilitate economic growth, while continued debt reduction, lingering high unemployment, and a struggling housing market should limit gains. Energy prices will remain a challenge until we see more resolution of the issues in the Middle East and North Africa. Of course, more geopolitical crises, rising commodity prices, and inflation spikes could certainly dampen the markets.

In short, we are optimistic and believe the markets, the global economy, and your Calvert funds can successfully navigate through any temporary setbacks that may lie ahead.

Discuss Your Portfolio Allocations with Your Advisor

Given the market shifts we have experienced, your overall portfolio asset allocation and investment strategy may no longer match your needs. Therefore, we recommend reviewing these with your financial advisor to ensure that your target mix of U.S. and international stocks, bonds, and cash is well-diversified and appropriate given your financial goals, time horizon, and risk tolerance.

We encourage you to visit our website, www.calvert.com, for fund information and updates as well as market and economic commentary from Calvert professionals.

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As noted elsewhere in this report, the Calvert operating companies that provide services to the funds will change their names effective April 30, 2011. As part of the changes, Calvert Group, Ltd. will be known as Calvert Investments, Inc., and the funds’ advisor, Calvert Asset Management Company, Inc., will be known as Calvert Investment Management, Inc. As always, we appreciate your investing with Calvert.

Barbara J. Krumsiek

President and CEO

Calvert Investments, Inc.

April 2011

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SRI
Update

from the Calvert Sustainability Research Department

Responsible management of environmental, social, and governance (ESG) factors isn’t just “nice to do”—it’s essential to keeping our companies and our economy healthy and strong. Therefore, Calvert continues to work hard to ensure that you have a say in charting new paths to a more prosperous future.

Corporate & Board Diversity

The newly released version of the Calvert report, “Examining the Cracks in the Ceiling: A Survey of Corporate Diversity Practices of the S&P 100,” revealed that women are still significantly underrepresented on corporate boards (18%) and in C-level executive positions (8.4%)—despite comprising more than half the workforce.

Another disappointment was learning that 37% of the companies disclose no demographic data on employees—such as race, ethnicity and gender—which is necessary to evaluate a company’s progress. Only eight companies disclose full EEO-1 data, which is a full breakdown of the workforce by race and gender across employment categories.

As an investor, Calvert believes companies that combine competitive financial performance with fair and equitable working environments—where diversity is not only tolerated but embraced—are more likely to recognize gains in both the workplace and marketplace and be better positioned to generate long-term value for their shareholders.

Green Homebuilding

In October, Calvert released “A Green Recovery for America’s Homebuilders? A Survey of Sustainable Practices by the Homebuilding Industry.” This updated version of our 2008 report on America’s 10 largest publicly traded homebuilders shows they have started to improve their policies and practices related to the environment and resources, but much progress remains to be seen.

Out of 42 possible points, the average total sustainability score was just over six points, or 15%. All 10 homebuilders have made some effort to develop environmental policies or practices or offer environmental products. However, there is a big difference in the level of commitment to sustainability and the penetration of “green” homes in each company’s product mix.

In the homebuilder rankings, KB Home and Pulte remained in the top two spots, while Meritage Homes and Toll Brothers had the biggest improvements—each moving up five spots. DR Horton and Ryland Homes fell back four and three places, respectively.

Climate Change

Calvert has continued its corporate engagement and policy work in support of energy efficiency, alternative energy, and reductions in greenhouse gas emissions. We have also been ramping up our work on climate change adaptation. Leading scientists believe that even if we stop producing greenhouse gasses tomorrow, a certain amount of climate change will still happen because of the carbon dioxide and other pollutants already in the

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atmosphere.

As a result, Calvert has been collaborating with Oxfam America to highlight the risks U.S. companies face from climate change as well as the opportunities for innovation and new business that corporate solutions could offer. In November 2010, we helped facilitate a high-level roundtable on Capitol Hill hosted by Oxfam for members of Congress, key congressional staff, and companies such as John Deere, Johnson Controls, and Starbucks to discuss these topics.

Calvert and Oxfam are now helping some of the attending companies form a business coalition to assist corporations and vulnerable communities in their adaptation to the effects of climate change. The new coalition would publish case studies and best practices as well as promote public policies related to climate change adaptation and resiliency.

On the shareholder advocacy front, Calvert has filed shareholder proposals with three companies asking them to clarify what they are doing to manage their risks related to climate change—two of these proposals have already been successfully withdrawn.

Overall Shareholder Advocacy Efforts

In all, Calvert has filed 35 resolutions to date in the 2011 proxy season and 22 have already been successfully withdrawn after the companies agreed to the terms of the resolution. In addition to the resolutions cited above, six focused on sustainability reporting, four on political contributions, and seven on climate principles.

Special Equities

A modest but important portion of certain funds is allocated to small private companies that are developing products or services that address important sustainability or environmental issues. For example, Calvert Equity Portfolio recently invested in the DBL Equity Fund-BAEF II, LP, which invests in private, mid- to late-stage growth companies—primarily in the clean tech, health care, information technology, and sustainability-oriented industries—ocated near low- and moderate-income communities in San Francisco and adjoining states. The Fund will assist its portfolio companies in creating and implementing their Second Bottom Line strategy in job creation, job quality, and environmental stewardship.

Calvert International Equity Fund invested in FINAE, S.A.P.I. de C.V. SOFOM ENR, a company that provides college loans to students from low- and middle-income families in Mexico. Students are selected by universities for their academic talent and financial need, and screened by FINAE for their repayment capacity.

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As of March 31, 2011, DBL Equity Fund –BAEF II, LP represented 0.02% of Calvert Equity Portfolio; FINAE represented 0.26% of Calvert International Equity Fund. All holdings are subject to change without notice.

As of March 31, 2011, the following companies represent the following percentages of net assets: KB Home represented 0.20% of Calvert Small Cap Fund; Pulte represented 0.03% of Calvert Social Index Fund; Meritage Homes represented 0% of all Calvert equity funds; DR Horton represented 0.04% of Calvert Social Index Fund; Ryland represented 0% of all Calvert equity funds; John Deere represented 1.53% of Calvert Balanced Portfolio and 0.52% of Calvert Social Index Fund; Johnson Controls represented 0.36% of Calvert Social Index Fund; Starbucks represented 0.35% of Calvert Social Index Fund, 2.01% of Calvert Equity Portfolio, and 1.65% of Calvert Enhanced Equity Portfolio; General Cable represented 1.74% of Calvert Capital Accumulation Fund and 0.03% of Calvert Social Index Fund; and WABCO Holdings represented 2.73% of Calvert Capital Accumulation Fund and 0.05% of Calvert Social Index Fund. All holdings are subject to change without notice.

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Performance

Calvert Social Index Fund Class A shares (at NAV) returned 15.00% for the six-month period ended March 31, 2011, underper-forming the 15.40% return of the Calvert Social Index (CSI). The Fund’s lower return was primarily the result of fund expenses, which the index does not incur.

Investment Climate

Large-cap benchmarks such as the Standard & Poor’s (S&P) 500 and Russell 1000 Indices were trumped by the small-cap Russell 2000 Index for the reporting period, with returns of 17.31%, 18.13%, and 25.48%, respectively. Growth stocks slightly outperformed their value counterparts with the Russell 1000 Growth Index returning 18.16% versus 17.46% for the Russell 1000 Value Index. International benchmarks didn’t fare quite as well, as the MSCI Europe, Australasia, Far East (MSCI EAFE) and MSCI Emerging Markets Indices returned 10.33% and 9.61%, respectively.

Within the Russell 1000 Index, the Energy, Materials, and Industrials sectors were the top performers for the period, while Consumer Staples and Utilities lagged the most. This dampened performance of portfolios that apply environmental, social, and governance (ESG) criteria, which are most restrictive in the Energy, Materials, and Industrials sectors.

CALVERT SOCIAL INDEX FUND
March 31, 2011
INVESTMENT PERFORMANCE
(total return at NAV*)
	6 Months	12 Months
	ended	ended
	3/31/2011	3/31/2011
Class A	15.00%	11.80%
Class B	14.46%	10.70%
Class C	14.46%	10.81%
Class I	15.33%	12.48%
Calvert Social Index	15.40%	12.60%
Lipper Multi-Cap
Core Funds Average	17.72%	16.69%

TEN LARGEST STOCK HOLDINGS
% OF NET ASSETS
Apple, Inc.	4.1%
International Business Machine Corp.	2.5%
Microsoft Corp.	2.4%
AT&T, Inc.	2.3%
JPMorgan Chase & Co.	2.3%
Procter & Gamble Co.	2.2%
Johnson & Johnson	2.1%
Wells Fargo & Co.	2.0%
Google, Inc.	1.9%
Coca-Cola Co.	1.8%
Total	23.6%

*Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.

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However, in the short term, we believe investor enthusiasm for the Energy sector may be momentum-driven. With the current dynamics already reflected into valuations, we may see a reversal away from Energy’s sector leadership in the coming months.

Investors worldwide became more focused on inflation as crude oil prices hit 20-month highs and food prices rose as well, causing concerns about global economic growth—especially in emerging economies, which rely more on commodity inputs for fast economic growth. China fought inflation with a series of measures, fueling concerns about slowing economic growth in that country. The European sovereign debt crisis also continued, as the cost to insure against sovereign default in Europe hit record highs during early 2011.

The Financials sector remained under the regulatory microscope. Near the end of the six-month period, insurance and reinsurance industries faced record catastrophic losses in the wake of the earthquake and tsunami in Japan. The tragedy affected other industries as well, due to just-in-time manufacturing and low inventories in the personal computer supply chain. The residential real estate market remained under stress as well, with 20% more homes potentially going into foreclosure this year.

On a positive note, investors were optimistic about the two-year extension of Bush-era income-tax cuts, a reduction in the payroll tax in 2011, and the Federal Reserve’s plan to buy an additional $600 billion of Treasury securities under a new quantitative easing (QE2) program. U.S. manufacturing data helped generate job growth and showed better-than-expected expansion. In fact, the U.S. labor market seemed to turn up as the economy accelerated into 2011. Consumer confidence also improved during the period, as consumers’ outlook on employment and the overall economy was at its highest level in seven years.

Portfolio Strategy

Calvert Social Index Fund is managed using a passive investment strategy, with the objective of matching the day-to-day performance of the CSI as closely as possible. We do this by buying all, or virtually all, of the stocks in the CSI and holding them in the same proportion as in the CSI. Variation in the Fund’s total return generally reflects the variation in the total return of the CSI.

In absolute terms, the Fund and the CSI performed well over the last six months, posting double-digit returns, but they lagged benchmarks such as the Russell 1000 Index and the S&P 500 Index that do not apply ESG criteria. In large part, this was due to the CSI having substantially smaller exposures to the best-performing sectors in the broader equity market—Energy, Materials, and Industrials sectors—as a consequence of Calvert’s ESG criteria. These sector weighting differences accounted for virtually all of CSI’s relative underperformance.

Outlook

Our long-term outlook for equity markets continues to be positive. We are optimistic about improving prospects for economic recovery in the U.S. and are pleased to see con-

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GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods. The results shown are for Classes A, B, C and I shares and reflect the deduction of the maximum front-end sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s/Portfolio’s distributions or the redemption of the Fund/Portfolio shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.01%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s/Portfolio’s operating expenses.

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sumers showing the signs of recovery we were hoping for.

However, some estimate that another 10% to 20% increase in the price of oil may start to impede U.S. and global gross domestic product (GDP) growth. High gasoline prices are already dampening consumer confidence, although this hasn’t been a large enough factor yet to offset the improving employment picture and stock market advances. We still see potential for more geopolitical crises and spikes in commodity prices and inflation to be negative catalysts for equity markets. However, we continue to expect a slow, gradual economic recovery, and we believe that the equity markets and global economy can successfully navigate any temporary setbacks.

One concern we have is the recent relative underperformance of emerging-market stocks. If this continues, emerging market fund outflows may exacerbate that downward trend, especially given the relatively low liquidity in emerging markets. Also, equity valuations have had a strong run-up in the last several months. Therefore, equity markets are likely to be vulnerable to a sell-off from negative news or further deterioration in geopolitical tensions once the earnings season subsides.

We expect M&A activity to remain strong in 2011, a trend that should continue to benefit small- and medium-cap stocks. Under this scenario, we also believe that growth equities may underperform their value counterparts.

April 2011

CALVERT SOCIAL INDEX FUND
March 31, 2011
AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(with max. load)
One year	6.46%
Five year	-0.02%
Ten year	1.18%

CLASS B SHARES	(with max. load)
One year	5.70%
Five year	-0.23%
Ten year	0.67%

CLASS C SHARES	(with max. load)
One year	9.81%
Five year	-0.02%
Ten year	0.68%

CLASS I SHARES
One year	12.48%
Five year	1.53%
Ten year	2.16%

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Consumer Discretionary	11.5%
Consumer Staples	10.3%
Energy	2.9%
Financials	19.0%
Government	0.5%
Health Care	10.7%
Industrials	8.8%
Information Technology	29.9%
Materials	1.8%
Telecommunication Services	3.5%
Utilities	1.1%
Total	100%

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Fund charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
	10/1/10	3/31/11	10/1/10 - 3/31/11
CLASS A
Actual	$1,000.00	$1,150.00	$4.02
Hypothetical	$1,000.00	$1,021.19	$3.78
(5% return per
year before expenses)

CLASS B
Actual	$1,000.00	$1,144.60	$9.36
Hypothetical	$1,000.00	$1,016.21	$8.80
(5% return per
year before expenses)

CLASS C
Actual	$1,000.00	$1,144.60	$9.36
Hypothetical	$1,000.00	$1,016.21	$8.80
(5% return per
year before expenses)

CLASS I
Actual	$1,000.00	$1,153.30	$1.13
Hypothetical	$1,000.00	$1,023.88	$1.06
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of .75%, 1.75%, 1.75%, and .21% for Class A, Class B, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
MARCH 31, 2011

EQUITY SECURITIES - 97.9%	SHARES	VALUE
Aerospace & Defense - 0.2%
BE Aerospace, Inc.*	1,517	$53,899
Hexcel Corp.*	1,582	31,150
Rockwell Collins, Inc.	2,560	165,965
Spirit AeroSystems Holdings, Inc.*	1,668	42,817
		293,831

Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc	2,730	202,375
Expeditors International of Washington, Inc.	3,508	175,891
FedEx Corp	4,791	448,198
United Parcel Service, Inc., Class B	11,895	884,036
		1,710,500

Airlines - 0.3%
Alaska Air Group, Inc.*	581	36,847
Delta Air Lines, Inc.*	13,603	133,309
JetBlue Airways Corp.*	3,981	24,961
Southwest Airlines Co	12,005	151,623
US Airways Group, Inc.*	2,618	22,803
		369,543

Auto Components - 0.6%
BorgWarner, Inc.*	1,853	147,665
Gentex Corp.	2,196	66,429
Johnson Controls, Inc	10,933	454,485
TRW Automotive Holdings Corp.*	1,651	90,937
		759,516

Automobiles - 0.1%
Harley-Davidson, Inc	3,832	162,822

Beverages - 3.3%
Coca-Cola Co.	34,689	2,301,615
Dr Pepper Snapple Group, Inc.	3,700	137,492
Hansen Natural Corp.*	1,107	66,675
PepsiCo, Inc	25,923	1,669,700
		4,175,482

Biotechnology - 2.1%
Acorda Therapeutics, Inc.*	565	13,108
Alexion Pharmaceuticals, Inc.*	1,474	145,454
Amgen, Inc.*	15,395	822,863
Amylin Pharmaceuticals, Inc.*	2,041	23,206
Biogen Idec, Inc.*	3,704	271,837
Cubist Pharmaceuticals, Inc.*	861	21,732
Dendreon Corp.*	2,340	87,586
Genzyme Corp.*	4,152	316,175

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EQUITY SECURITIES - CONT’D	SHARES	VALUE
Biotechnology - Cont’d
Gilead Sciences, Inc.*	12,958	$549,937
Human Genome Sciences, Inc.*	3,044	83,558
Incyte Corp. Ltd.*	1,835	29,085
Myriad Genetics, Inc.*	1,471	29,641
Onyx Pharmaceuticals, Inc.*	990	34,828
Regeneron Pharmaceuticals, Inc.*	1,154	51,861
United Therapeutics Corp.*	809	54,219
Vertex Pharmaceuticals, Inc.*	3,325	159,367
		2,694,457

Building Products - 0.2%
Lennox International, Inc.	833	43,799
Masco Corp.	5,739	79,887
Owens Corning*	1,818	65,430
		189,116

Capital Markets - 3.4%
Affiliated Managers Group, Inc.*	830	90,777
Bank of New York Mellon Corp	20,135	601,433
BlackRock, Inc	1,560	313,576
Charles Schwab Corp	15,766	284,261
E*Trade Financial Corp.*	3,302	51,610
Eaton Vance Corp.	1,856	59,837
Federated Investors, Inc., Class B	1,584	42,372
Franklin Resources, Inc	2,480	310,198
Goldman Sachs Group, Inc	7,023	1,112,935
Greenhill & Co., Inc	478	31,448
Invesco Ltd.	7,608	194,461
Janus Capital Group, Inc.	2,860	35,664
Jefferies Group, Inc	1,749	43,620
Legg Mason, Inc.	2,337	84,342
Northern Trust Corp.	3,973	201,630
SEI Investments Co.	2,485	59,342
State Street Corp	8,177	367,474
Stifel Financial Corp.*	577	41,423
T. Rowe Price Group, Inc	4,220	280,292
TD Ameritrade Holding Corp.	3,769	78,659
Waddell & Reed Financial, Inc	1,372	55,717
		4,341,071

Chemicals - 1.2%
Air Products & Chemicals, Inc.	3,289	296,602
Airgas, Inc.	1,159	76,981
Ecolab, Inc.	3,829	195,356
H.B. Fuller Co	726	15,595
International Flavors & Fragrances, Inc.	1,253	78,062
Lubrizol Corp.	1,069	143,203
Nalco Holding Co.	2,094	57,187
Praxair, Inc	5,025	510,540
Sensient Technologies Corp	767	27,489
Sigma-Aldrich Corp.	1,671	106,342
		1,507,357

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 14

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Commercial Banks - 5.0%
Associated Banc-Corp.	2,652	$39,382
BancorpSouth, Inc.	1,249	19,297
Bank of Hawaii Corp	760	36,343
BB&T Corp	11,267	309,279
BOK Financial Corp	433	22,377
CapitalSource, Inc	4,823	33,954
CIT Group, Inc.*	2,881	122,587
City National Corp	786	44,841
Comerica, Inc.	2,902	106,561
Commerce Bancshares, Inc.	1,277	51,642
Cullen/Frost Bankers, Inc.	905	53,413
East West Bancorp, Inc	2,404	52,792
Fifth Third Bancorp	14,937	207,326
First Horizon National Corp.	4,353	48,797
FirstMerit Corp	1,651	28,166
Fulton Financial Corp	3,246	36,063
Glacier Bancorp, Inc.	1,123	16,901
Huntington Bancshares, Inc	13,984	92,854
IBERIABANK Corp.	434	26,096
KeyCorp	14,462	128,423
M&T Bank Corp	1,809	160,042
Marshall & Ilsley Corp.	8,299	66,309
PNC Financial Services Group, Inc.	8,571	539,887
Popular, Inc.*	16,621	48,367
Prosperity Bancshares, Inc	734	31,393
Regions Financial Corp	20,412	148,191
SunTrust Banks, Inc.	8,128	234,412
SVB Financial Group*	649	36,948
Synovus Financial Corp.	10,724	25,738
TCF Financial Corp.	2,111	33,480
UMB Financial Corp.	499	18,640
Umpqua Holdings Corp.	1,841	21,061
United Bankshares, Inc.	646	17,132
US Bancorp	31,154	823,400
Valley National Bancorp	2,584	36,073
Webster Financial Corp.	1,070	22,930
Wells Fargo & Co	81,197	2,573,945
Westamerica Bancorporation	469	24,093
Zions Bancorporation	2,817	64,960
		6,404,095

Commercial Services & Supplies - 0.2%
Avery Dennison Corp.	1,706	71,584
Covanta Holding Corp.	2,075	35,441
Herman Miller, Inc	868	23,861
Pitney Bowes, Inc	3,315	85,163
RR Donnelley & Sons Co	3,274	61,944
United Stationers, Inc.	379	26,928
		304,921

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Communications Equipment - 3.4%
Adtran, Inc	975	$41,398
Arris Group, Inc.*	1,858	23,671
Ciena Corp.*	1,483	38,499
Cisco Systems, Inc.	90,316	1,548,919
F5 Networks, Inc.*	1,340	137,444
Harris Corp	2,151	106,690
InterDigital, Inc.	683	32,586
JDS Uniphase Corp.*	3,528	73,524
Juniper Networks, Inc.*	8,602	361,972
Motorola Mobility Holdings, Inc.*	4,795	116,998
Motorola Solutions, Inc.*	4,812	215,048
Plantronics, Inc.	774	28,344
Polycom, Inc.*	1,330	68,960
QUALCOMM, Inc.	26,746	1,466,483
Riverbed Technology, Inc.*	2,449	92,205
Tellabs, Inc.	5,458	28,600
		4,381,341

Computers & Peripherals - 6.9%
Apple, Inc.*	14,946	5,207,934
Dell, Inc.*	27,716	402,159
Diebold, Inc	1,091	38,687
EMC Corp.*	33,237	882,442
Hewlett-Packard Co	35,432	1,451,649
Lexmark International, Inc.*	1,250	46,300
NCR Corp.*	2,515	47,383
NetApp, Inc.*	5,923	285,370
QLogic Corp.*	1,782	33,056
SanDisk Corp.*	3,883	178,967
Seagate Technology plc*	7,668	110,419
Western Digital Corp.*	3,702	138,048
		8,822,414

Construction & Engineering - 0.1%
AECOM Technology Corp.*	1,585	43,952
EMCOR Group, Inc.*	1,057	32,735
Quanta Services, Inc.*	3,334	74,782
		151,469

Construction Materials - 0.0%
Eagle Materials, Inc.	678	20,516

Consumer Finance - 1.2%
American Express Co.	17,348	784,130
Capital One Financial Corp	7,436	386,374
Discover Financial Services	8,951	215,898
SLM Corp.*	7,996	122,339
		1,508,741

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 16

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Containers & Packaging - 0.3%
AptarGroup, Inc.	1,002	$50,230
Ball Corp.	2,878	103,176
Bemis Co., Inc.	1,722	56,499
Owens-Illinois, Inc.*	2,662	80,366
Sealed Air Corp	2,520	67,183
Sonoco Products Co.	1,585	57,425
		414,879

Distributors - 0.1%
Genuine Parts Co.	2,624	140,751

Diversified Consumer Services - 0.2%
Coinstar, Inc.*	493	22,639
DeVry, Inc.	987	54,354
ITT Educational Services, Inc.*	520	37,518
Sotheby’s	1,050	55,230
Strayer Education, Inc	223	29,099
		198,840

Diversified Financial Services - 4.7%
Bank of America Corp.	164,331	2,190,532
CME Group, Inc.	1,095	330,197
IntercontinentalExchange, Inc.*	1,211	149,607
JPMorgan Chase & Co.	63,697	2,936,432
Moody’s Corp	3,358	113,870
NYSE Euronext	4,263	149,930
The NASDAQ OMX Group, Inc.*	2,242	57,933
		5,928,501

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	96,805	2,962,233
CenturyLink, Inc.	4,945	205,465
Frontier Communications Corp	16,324	134,183
Qwest Communications International, Inc.	23,124	157,937
tw telecom, Inc.*	2,377	45,638
Windstream Corp.	7,955	102,381
		3,607,837

Electric Utilities - 0.1%
Cleco Corp.	966	33,124
Hawaiian Electric Industries, Inc.	1,459	36,183
IDACORP, Inc	751	28,613
ITC Holdings Corp.	799	55,850
Portland General Electric Co.	1,189	28,263
		182,033

Electrical Equipment - 1.4%
Acuity Brands, Inc.	658	38,486
American Superconductor Corp.*	604	15,022
AMETEK, Inc.	2,535	111,210
Belden, Inc	752	28,238
Brady Corp.	763	27,231
Cooper Industries plc	2,746	178,215

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 17

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Electrical Equipment - Cont’d
Emerson Electric Co.	12,302	$718,806
General Cable Corp.*	778	33,687
GrafTech International Ltd.*	1,905	39,300
Hubbell, Inc., Class B	827	58,742
Regal-Beloit Corp.	580	42,821
Rockwell Automation, Inc.	2,329	220,440
Roper Industries, Inc	1,545	133,581
Thomas & Betts Corp.*	849	50,490
Woodward, Inc.	942	32,556
		1,728,825

Electronic Equipment & Instruments - 1.4%
Amphenol Corp.	2,856	155,338
Anixter International, Inc	477	33,338
Arrow Electronics, Inc.*	1,907	79,865
Avnet, Inc.*	2,411	82,191
Benchmark Electronics, Inc.*	976	18,515
Corning, Inc.	25,489	525,838
Dolby Laboratories, Inc.*	883	43,453
Flextronics International Ltd.*	12,928	96,572
FLIR Systems, Inc	2,516	87,079
Ingram Micro, Inc.*	2,608	54,846
Itron, Inc.*	637	35,952
Jabil Circuit, Inc.	3,254	66,479
National Instruments Corp.	1,465	48,008
TE Connectivity Ltd	7,260	252,793
Tech Data Corp.*	805	40,942
Trimble Navigation Ltd.*	1,916	96,835
		1,718,044

Energy Equipment & Services - 0.8%
Cameron International Corp.*	3,966	226,459
Core Laboratories NV	732	74,788
Dril-Quip, Inc.*	480	37,934
Exterran Holdings, Inc.*	1,002	23,778
FMC Technologies, Inc.*	1,950	184,236
Helix Energy Solutions Group, Inc.*	1,479	25,439
Key Energy Services, Inc.*	2,356	36,636
Noble Corp	4,110	187,498
SEACOR Holdings, Inc	371	34,303
Superior Energy Services, Inc.*	1,226	50,266
Tidewater, Inc	822	49,197
Unit Corp.*	751	46,524
		977,058

Food & Staples Retailing - 2.0%
BJ’s Wholesale Club, Inc.*	872	42,571
Casey’s General Stores, Inc.	608	23,712
Costco Wholesale Corp	7,044	516,466
CVS Caremark Corp.	22,174	761,012
Ruddick Corp.	657	25,354
Safeway, Inc.	6,068	142,841
SUPERVALU, Inc.	3,381	30,192

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 18

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Food & Staples Retailing - Cont’d
Sysco Corp	9,600	$265,920
Walgreen Co.	15,084	605,472
Whole Foods Market, Inc.	2,236	147,352
		2,560,892

Food Products - 1.3%
Campbell Soup Co	3,418	113,170
Corn Products International, Inc.	1,180	61,148
Flowers Foods, Inc.	1,510	41,117
General Mills, Inc.	9,861	360,420
Green Mountain Coffee Roasters, Inc.*	2,049	132,386
H.J. Heinz Co	5,187	253,229
Hershey Co.	2,555	138,864
J.M. Smucker Co.	1,942	138,639
Kellogg Co.	4,075	219,968
McCormick & Co., Inc.	1,950	93,269
Ralcorp Holdings, Inc.*	872	59,671
TreeHouse Foods, Inc.*	565	32,132
		1,644,013

Gas Utilities - 0.4%
AGL Resources, Inc.	1,219	48,565
Atmos Energy Corp.	1,483	50,570
Energen Corp	1,153	72,777
New Jersey Resources Corp	631	27,101
Nicor, Inc.	716	38,449
Northwest Natural Gas Co.	398	18,360
Oneok, Inc	1,569	104,935
Piedmont Natural Gas Co., Inc.	1,115	33,840
Questar Corp.	2,881	50,274
South Jersey Industries, Inc	446	24,963
Southwest Gas Corp.	670	26,110
WGL Holdings, Inc	811	31,629
		527,573

Health Care Equipment & Supplies - 2.4%
Alere, Inc.*	1,326	51,900
American Medical Systems Holdings, Inc.*	1,105	23,912
Beckman Coulter, Inc.	1,105	91,792
Becton Dickinson & Co.	3,465	275,883
CareFusion Corp.*	3,601	101,548
Cooper Co.’s, Inc	722	50,143
DENTSPLY International, Inc.	2,376	87,888
Edwards Lifesciences Corp.*	1,851	161,037
Gen-Probe, Inc.*	782	51,886
Haemonetics Corp.*	411	26,937
Hologic, Inc.*	4,120	91,464
IDEXX Laboratories, Inc.*	948	73,205
Immucor, Inc.*	1,131	22,371
Intuitive Surgical, Inc.*	640	213,414
Kinetic Concepts, Inc.*	988	53,767
Masimo Corp	779	25,785

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Health Care Equipment & Supplies - Cont’d
Medtronic, Inc.	17,646	$694,370
NuVasive, Inc.*	580	14,686
ResMed, Inc.*	2,412	72,360
Sirona Dental Systems, Inc.*	657	32,955
St. Jude Medical, Inc.	5,581	286,082
Stryker Corp.	4,957	301,386
Teleflex, Inc.	632	36,643
Thoratec Corp.*	894	23,181
Varian Medical Systems, Inc.*	1,976	133,657
		2,998,252

Health Care Providers & Services - 2.0%
AMERIGROUP Corp.*	794	51,015
AmerisourceBergen Corp.	4,531	179,246
Cardinal Health, Inc.	5,683	233,742
Catalyst Health Solutions, Inc.*	631	35,292
CIGNA Corp	4,525	200,367
Coventry Health Care, Inc.*	2,361	75,292
DaVita, Inc.*	1,583	135,362
Emergency Medical Services Corp.*	489	31,096
Express Scripts, Inc.*	7,983	443,935
Health Management Associates, Inc.*	3,895	42,456
Henry Schein, Inc.*	1,504	105,536
HMS Holdings Corp.*	471	38,551
Laboratory Corp. of America Holdings*	1,696	156,252
LifePoint Hospitals, Inc.*	876	35,198
Lincare Holdings, Inc.	1,623	48,138
Magellan Health Services, Inc.*	580	28,466
McKesson Corp.	4,143	327,504
Omnicare, Inc	1,884	56,501
Owens & Minor, Inc.	993	32,253
Patterson Co.’s, Inc	1,596	51,375
PSS World Medical, Inc.*	907	24,625
Quest Diagnostics, Inc.	2,526	145,801
VCA Antech, Inc.*	1,349	33,968
WellCare Health Plans, Inc.*	675	28,316
		2,540,287

Health Care Technology - 0.1%
Cerner Corp.*	1,105	122,876

Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	1,454	36,786
Cheesecake Factory, Inc.*	930	27,984
Chipotle Mexican Grill, Inc.*	504	137,275
Darden Restaurants, Inc	2,269	111,476
Panera Bread Co.*	480	60,960
Starbucks Corp.	12,113	447,575
Vail Resorts, Inc.*	588	28,671
Wendy’s/Arby’s Group, Inc.	5,546	27,896
		878,623

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 20

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Household Durables - 0.5%
D.R. Horton, Inc	4,425	$51,551
Garmin Ltd	1,891	64,029
Harman International Industries, Inc	1,105	51,736
Mohawk Industries, Inc.*	880	53,812
Pulte Group, Inc.*	5,325	39,405
Stanley Black & Decker, Inc.	2,692	206,207
Tempur-Pedic International, Inc.*	1,066	54,004
Tupperware Brands Corp	998	59,591
Whirlpool Corp.	1,233	105,249
		685,584

Household Products - 3.3%
Church & Dwight Co., Inc.	1,116	88,543
Clorox Co.	2,277	159,549
Colgate-Palmolive Co.	8,042	649,472
Kimberly-Clark Corp.	6,669	435,286
Procter & Gamble Co	45,611	2,809,638
		4,142,488

Industrial Conglomerates - 0.8%
3M Co.	10,634	994,279
Carlisle Co.’s, Inc	972	43,303
		1,037,582

Insurance - 3.9%
ACE Ltd.	5,518	357,015
Aflac, Inc.	7,678	405,245
Alleghany Corp.*	123	40,849
Allied World Assurance Co. Holdings Ltd	650	40,748
American Financial Group, Inc	1,232	43,145
American National Insurance Co.	232	18,367
AON Corp	4,866	257,703
Arch Capital Group Ltd.*	807	80,046
Arthur J. Gallagher & Co.	1,623	49,355
Aspen Insurance Holdings Ltd	1,226	33,789
Assured Guaranty Ltd.	2,739	40,811
AXIS Capital Holdings Ltd	1,950	68,094
Brown & Brown, Inc.	1,834	47,317
Chubb Corp.	4,968	304,588
Cincinnati Financial Corp.	2,421	79,409
CNO Financial Group, Inc.*	3,670	27,562
Endurance Specialty Holdings Ltd	711	34,711
Erie Indemnity Co.	465	33,066
Everest Re Group Ltd.	861	75,923
Fidelity National Financial, Inc	3,676	51,942
First American Financial Corp.	1,611	26,581
Genworth Financial, Inc.*	7,910	106,469
Hanover Insurance Group, Inc.	728	32,942
Hartford Financial Services Group, Inc	7,310	196,858
HCC Insurance Holdings, Inc.	1,788	55,982
Lincoln National Corp	5,116	153,685
Markel Corp.*	156	64,654

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Insurance - Cont’d
Montpelier Re Holdings Ltd	1,240	$21,911
PartnerRe Ltd.	1,154	91,443
Platinum Underwriters Holdings Ltd	635	24,187
Principal Financial Group, Inc	4,942	158,688
ProAssurance Corp.*	516	32,699
Progressive Corp.	10,145	214,364
Protective Life Corp	1,338	35,524
Prudential Financial, Inc.	7,875	484,942
RenaissanceRe Holdings Ltd.	891	61,470
StanCorp Financial Group, Inc	781	36,020
Torchmark Corp	1,319	87,687
Transatlantic Holdings, Inc	1,058	51,493
Travelers Co.’s, Inc.	7,023	417,728
Unum Group	5,311	139,414
Validus Holdings Ltd	1,039	34,630
White Mountains Insurance Group Ltd	112	40,790
Willis Group Holdings plc	2,771	111,838
WR Berkley Corp.	2,108	67,899
XL Group plc	5,261	129,421
		4,969,004

Internet & Catalog Retail - 1.5%
Amazon.com, Inc.*	5,742	1,034,306
Expedia, Inc.	3,382	76,636
Liberty Media Corp. - Interactive*	9,290	149,012
Netflix, Inc.*	733	173,963
priceline.com, Inc.*	806	408,191
		1,842,108

Internet Software & Services - 2.9%
Akamai Technologies, Inc.*	2,951	112,138
AOL, Inc.*	1,692	33,045
Digital River, Inc.*	628	23,506
eBay, Inc.*	18,279	567,380
Equinix, Inc.*	745	67,869
Google, Inc.*	4,047	2,372,392
GSI Commerce, Inc.*	976	28,568
Monster Worldwide, Inc.*	1,994	31,705
Rackspace Hosting, Inc.*	1,684	72,159
VistaPrint NV*	639	33,164
WebMD Health Corp.*	948	50,642
Yahoo!, Inc.*	19,918	331,635
		3,724,203

IT Services - 5.4%
Acxiom Corp.*	1,179	16,919
Alliance Data Systems Corp.*	878	75,411
Amdocs Ltd.*	3,018	87,069
Automatic Data Processing, Inc.	8,024	411,711
Broadridge Financial Solutions, Inc.	1,997	45,312
Cognizant Technology Solutions Corp.*	4,988	406,023
Computer Sciences Corp.	2,528	123,189

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 22

EQUITY SECURITIES - CONT’D	SHARES	VALUE
IT Services - Cont’d
Convergys Corp.*	1,857	$26,667
CoreLogic, Inc.*	1,619	29,952
DST Systems, Inc.	640	33,805
Fidelity National Information Services, Inc	4,176	136,513
Fiserv, Inc.*	2,439	152,974
Gartner, Inc.*	1,342	55,921
Genpact Ltd.*	1,695	24,544
Global Payments, Inc	1,327	64,917
International Business Machines Corp.	19,871	3,240,364
Iron Mountain, Inc	2,949	92,097
Jack Henry & Associates, Inc.	1,330	45,074
Lender Processing Services, Inc.	1,511	48,639
MasterCard, Inc.	1,736	436,986
NeuStar, Inc.*	1,189	30,415
Paychex, Inc	5,247	164,546
Teradata Corp.*	2,750	139,425
Total System Services, Inc	3,139	56,565
VeriFone Systems, Inc.*	1,388	76,271
Visa, Inc.	8,065	593,745
Western Union Co	10,756	223,402
Wright Express Corp.*	573	29,704
		6,868,160

Leisure Equipment & Products - 0.2%
Eastman Kodak Co.*	4,363	14,092
Mattel, Inc.	5,948	148,284
Polaris Industries, Inc	506	44,032
		206,408

Life Sciences - Tools & Services - 1.0%
Agilent Technologies, Inc.*	5,743	257,172
Bio-Rad Laboratories, Inc.*	299	35,922
Dionex Corp.*	265	31,283
Illumina, Inc.*	2,070	145,045
Life Technologies Corp.*	3,005	157,522
Mettler-Toledo International, Inc.*	534	91,848
Pharmaceutical Product Development, Inc.	1,755	48,631
Techne Corp	597	42,745
Thermo Fisher Scientific, Inc.*	6,476	359,742
Waters Corp.*	1,509	131,132
		1,301,042

Machinery - 3.0%
Actuant Corp.	1,081	31,349
AGCO Corp.*	1,458	80,146
Bucyrus International, Inc	1,251	114,404
CLARCOR, Inc	825	37,067
Cummins, Inc	2,934	321,625
Danaher Corp.	8,226	426,929
Deere & Co.	6,860	664,666
Donaldson Co., Inc.	1,137	69,687
Dover Corp	3,061	201,230

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 23

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Machinery - Cont’d
Eaton Corp.	5,468	$303,146
Flowserve Corp.	903	116,306
Gardner Denver, Inc	825	64,375
Graco, Inc.	972	44,216
Harsco Corp.	1,236	43,619
IDEX Corp.	1,286	56,134
Illinois Tool Works, Inc	6,988	375,395
Lincoln Electric Holdings, Inc.	705	53,524
Nordson Corp	487	56,034
PACCAR, Inc.	5,909	309,336
Pall Corp.	1,867	107,558
Pentair, Inc.	1,566	59,179
Snap-on, Inc.	916	55,015
SPX Corp.	781	62,004
Terex Corp.*	1,721	63,746
The Toro Co.	564	37,348
Valmont Industries, Inc.	336	35,068
WABCO Holdings, Inc.*	1,020	62,873
		3,851,979

Marine - 0.1%
Alexander & Baldwin, Inc	679	30,997
Kirby Corp.*	856	49,040
		80,037

Media - 2.9%
CBS Corp., Class B	10,285	257,536
DIRECTV*	13,585	635,778
Discovery Communications, Inc.*	2,214	88,339
DISH Network Corp.*	3,355	81,728
DreamWorks Animation SKG, Inc.*	1,011	28,237
Gannett Co., Inc	3,781	57,585
John Wiley & Sons, Inc	774	39,350
Lamar Advertising Co.*	916	33,837
Liberty Global, Inc.*	1,832	75,863
Liberty Media Corp. - Capital*	1,186	87,373
Liberty Media Corp. - Starz*	852	66,115
McGraw-Hill Co.’s, Inc.	5,091	200,585
Meredith Corp	540	18,317
Omnicom Group, Inc	4,910	240,885
Scripps Networks Interactive, Inc.	1,420	71,128
Time Warner Cable, Inc.	5,741	409,563
Time Warner, Inc.	18,075	645,277
Valassis Communications, Inc.*	809	23,574
Viacom, Inc., Class B	9,043	420,680
Virgin Media, Inc.	4,705	130,752
Washington Post Co., Class B	93	40,693
		3,653,195

Metals & Mining - 0.1%
Compass Minerals International, Inc.	516	48,261
Reliance Steel & Aluminum Co	1,205	69,625
		117,886

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 24

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Multiline Retail - 0.9%
Big Lots, Inc.*	1,317	$57,197
Dillard’s, Inc.	776	31,133
Dollar Tree, Inc.*	2,110	117,147
Family Dollar Stores, Inc.	1,932	99,150
Kohl’s Corp.	4,491	238,203
Nordstrom, Inc.	2,772	124,407
Target Corp.	10,453	522,755
		1,189,992

Multi-Utilities - 0.4%
Consolidated Edison, Inc.	4,734	240,109
Integrys Energy Group, Inc	1,219	61,572
MDU Resources Group, Inc	2,768	63,581
NiSource, Inc	4,374	83,893
OGE Energy Corp	1,531	77,407
		526,562

Office Electronics - 0.2%
Xerox Corp.	22,467	239,274
Zebra Technologies Corp.*	947	37,160
		276,434

Oil, Gas & Consumable Fuels - 2.2%
Bill Barrett Corp.*	678	27,059
Chesapeake Energy Corp.	10,554	353,770
Cimarex Energy Co	1,380	159,031
Comstock Resources, Inc.*	733	22,679
Denbury Resources, Inc.*	6,551	159,844
EOG Resources, Inc	4,105	486,483
EQT Corp.	2,484	123,952
EXCO Resources, Inc.	2,724	56,278
Overseas Shipholding Group, Inc.	428	13,756
Pioneer Natural Resources Co	1,499	152,778
Plains Exploration & Production Co.*	2,220	80,431
QEP Resources, Inc.	2,881	116,796
Quicksilver Resources, Inc.*	1,905	27,261
Range Resources Corp.	2,624	153,399
SM Energy Co.	991	73,522
Southern Union Co.	1,913	54,750
Southwestern Energy Co.*	5,697	244,800
Spectra Energy Corp.	10,551	286,776
Whiting Petroleum Corp.*	1,902	139,702
World Fuel Services Corp.	1,124	45,646
		2,778,713

Paper & Forest Products - 0.1%
Domtar Corp.	668	61,309
MeadWestvaco Corp	2,811	85,258
		146,567

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EQUITY SECURITIES - CONT’D	SHARES	VALUE
Personal Products - 0.3%
Alberto-Culver Co.	1,396	$52,029
Avon Products, Inc.	6,989	188,983
Estee Lauder Co.’s, Inc.	1,943	187,227
		428,239

Pharmaceuticals - 3.2%
Allergan, Inc	5,010	355,810
Auxilium Pharmaceuticals, Inc.*	751	16,124
Bristol-Myers Squibb Co.	27,992	739,829
Endo Pharmaceuticals Holdings, Inc.*	1,656	63,193
Hospira, Inc.*	2,715	149,868
Johnson & Johnson	44,568	2,640,654
Medicis Pharmaceutical Corp.	928	29,733
Perrigo Co.	1,408	111,964
Salix Pharmaceuticals Ltd.*	832	29,145
		4,136,320

Professional Services - 0.3%
Dun & Bradstreet Corp.	842	67,562
FTI Consulting, Inc.*	818	31,354
IHS, Inc.*	772	68,515
Manpower, Inc	1,347	84,699
Robert Half International, Inc.	2,413	73,838
Towers Watson & Co	838	46,475
Verisk Analytics, Inc.*	1,965	64,373
		436,816

Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	4,130	73,184
CB Richard Ellis Group, Inc.*	4,840	129,228
Forest City Enterprises, Inc.*	1,963	36,963
Jones Lang LaSalle, Inc.	653	65,130
The St. Joe Co.*	1,462	36,652
		341,157

Road & Rail - 0.3%
Con-way, Inc.	885	34,772
Genesee & Wyoming, Inc.*	623	36,259
Hertz Global Holdings, Inc.*	2,991	46,749
JB Hunt Transport Services, Inc.	1,503	68,266
Kansas City Southern*	1,674	91,149
Landstar System, Inc.	817	37,321
Ryder System, Inc.	822	41,593
		356,109

Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc.*	8,946	76,936
Altera Corp.	5,213	229,476
Analog Devices, Inc.	4,900	192,962
Applied Materials, Inc	21,531	336,314
Atheros Communications, Inc.*	1,095	48,892
Atmel Corp.*	7,487	102,048
Cypress Semiconductor Corp.*	2,702	52,365

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EQUITY SECURITIES - CONT’D	SHARES	VALUE
Semiconductors & Semiconductor Equipment - Cont’d
Fairchild Semiconductor International, Inc.*	1,934	$35,199
First Solar, Inc.*	892	143,469
Intel Corp.	89,423	1,803,662
Intersil Corp.	1,948	24,253
KLA-Tencor Corp.	2,726	129,131
Lam Research Corp.*	2,015	114,170
Linear Technology Corp.	3,472	116,763
LSI Corp.*	10,284	69,931
Marvell Technology Group Ltd.*	8,737	135,860
MEMC Electronic Materials, Inc.*	3,562	46,164
Microchip Technology, Inc	3,098	117,755
Micron Technology, Inc.*	14,093	161,506
National Semiconductor Corp.	3,768	54,033
Netlogic Microsystems, Inc.*	929	39,037
Novellus Systems, Inc.*	1,557	57,811
NVIDIA Corp.*	9,366	172,896
ON Semiconductor Corp.*	6,779	66,909
PMC - Sierra, Inc.*	3,513	26,347
Semtech Corp.*	905	22,643
Silicon Laboratories, Inc.*	721	31,154
Skyworks Solutions, Inc.*	2,906	94,212
Teradyne, Inc.*	2,753	49,031
Texas Instruments, Inc	19,132	661,202
Varian Semiconductor Equipment Associates, Inc.*	1,158	56,360
Xilinx, Inc.	4,206	137,957
		5,406,448

Software - 4.9%
Adobe Systems, Inc.*	8,289	274,863
ANSYS, Inc.*	1,487	80,581
Ariba, Inc.*	1,457	49,742
Autodesk, Inc.*	3,774	166,471
Blackboard, Inc.*	554	20,077
BMC Software, Inc.*	2,948	146,634
CA, Inc.	6,687	161,692
Cadence Design Systems, Inc.*	4,173	40,687
Check Point Software Technologies Ltd.*	2,799	142,889
Citrix Systems, Inc.*	3,095	227,359
Compuware Corp.*	3,562	41,141
Concur Technologies, Inc.*	732	40,589
Electronic Arts, Inc.*	5,289	103,294
FactSet Research Systems, Inc.	691	72,368
Informatica Corp.*	1,492	77,927
Intuit, Inc.*	4,642	246,490
MICROS Systems, Inc.*	1,270	62,776
Microsoft Corp.	121,769	3,088,062
Novell, Inc.*	5,588	33,137
Nuance Communications, Inc.*	3,813	74,582
Parametric Technology Corp.*	1,849	41,584
Progress Software Corp.*	985	28,654
Red Hat, Inc.*	3,132	142,161
Rovi Corp.*	1,676	89,917
Salesforce.com, Inc.*	1,954	261,015
Solera Holdings, Inc.	1,104	56,414

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EQUITY SECURITIES - CONT’D	SHARES	VALUE
Software - Cont’d
Symantec Corp.*	12,436	$230,563
Synopsys, Inc.*	2,463	68,102
TIBCO Software, Inc.*	2,758	75,156
VMware, Inc.*	1,249	101,843
		6,246,770

Specialty Retail - 3.1%
Aaron’s, Inc	1,319	33,450
Advance Auto Parts, Inc	1,371	89,965
American Eagle Outfitters, Inc	3,338	53,041
Ascena Retail Group, Inc.*	1,126	36,494
Bed Bath & Beyond, Inc.*	4,150	200,320
Best Buy Co., Inc	5,277	151,555
CarMax, Inc.*	3,668	117,743
Chico’s FAS, Inc.	2,799	41,705
GameStop Corp.*	2,601	58,575
Home Depot, Inc.	26,703	989,613
Limited Brands, Inc.	4,525	148,782
Lowe’s Co.’s, Inc	22,486	594,305
Office Depot, Inc.*	4,252	19,687
OfficeMax, Inc.*	1,378	17,831
O’Reilly Automotive, Inc.*	2,250	129,285
PetSmart, Inc.	1,970	80,672
RadioShack Corp.	1,995	29,945
Ross Stores, Inc	1,997	142,027
Signet Jewelers Ltd.*	1,359	62,541
Staples, Inc	11,892	230,943
The Gap, Inc.	5,752	130,340
Tiffany & Co.	2,080	127,795
TJX Co.’s, Inc	6,449	320,709
Tractor Supply Co.	1,154	69,078
Williams-Sonoma, Inc.	1,484	60,102
		3,936,503

Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp.*	645	55,567
Fossil, Inc.*	752	70,425
Hanesbrands, Inc.*	1,523	41,182
Jones Group, Inc	1,382	19,002
Nike, Inc., Class B	4,840	366,388
Phillips-Van Heusen Corp.	991	64,445
Wolverine World Wide, Inc.	790	29,451
		646,460

Thrifts & Mortgage Finance - 0.3%
First Niagara Financial Group, Inc.	3,360	45,629
Hudson City Bancorp, Inc	8,030	77,730
MGIC Investment Corp.*	3,257	28,955
New York Community Bancorp, Inc.	7,167	123,702
NewAlliance Bancshares, Inc	1,496	22,201
People’s United Financial, Inc.	5,965	75,040
Washington Federal, Inc.	1,789	31,021
		404,278

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EQUITY SECURITIES - CONT’D	SHARES	VALUE
Trading Companies & Distributors - 0.3%
Fastenal Co.	2,402	$155,722
MSC Industrial Direct Co.	714	48,887
W.W. Grainger, Inc	973	133,963
Watsco, Inc	443	30,881
WESCO International, Inc.*	656	41,000
		410,453

Water Utilities - 0.0%
Aqua America, Inc.	2,159	49,420

Wireless Telecommunication Services - 0.6%
American Tower Corp.*	6,541	338,955
Crown Castle International Corp.*	4,066	173,008
MetroPCS Communications, Inc.*	3,986	64,733
NII Holdings, Inc.*	2,727	113,634
SBA Communications Corp.*	1,858	73,725
Telephone & Data Systems, Inc.	764	25,747
		789,802

Total Equity Securities (Cost $104,931,132)		124,953,195

	PRINCIPAL
U.S. TREASURY - 0.5%	AMOUNT
United States Treasury Bills, 7/14/11^	$650,000	649,681

Total U.S. Treasury (Cost $649,681)		649,681

TOTAL INVESTMENTS (Cost $105,580,813) - 98.4%		125,602,876
Other assets and liabilities, net - 1.6%		2,009,866
NET ASSETS - 100%		$127,612,742

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NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock with 250,000,000 shares of $0.01 par value shares authorized:
Class A: 7,002,340 shares outstanding	$69,481,054
Class B: 254,239 shares outstanding	2,749,760
Class C: 631,774 shares outstanding	7,042,830
Class I: 2,767,485 shares outstanding	37,771,217
Undistributed net investment income	241,869
Accumulated net realized gain (loss) on investments	(9,829,025)
Net unrealized appreciation (depreciation) on investments	20,155,037

NET ASSETS	$127,612,742

NET ASSET VALUE PER SHARE
Class A (based on net assets of $83,840,616)	$11.97
Class B (based on net assets of $2,918,933)	$11.48
Class C (based on net assets of $7,251,637)	$11.48
Class I (based on net assets of $33,601,556)	$12.14

			UNDERLYING	UNREALIZED
	# OF	EXPIRATION	FACEAMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	14	6/11	$654,150	$35,679
E-Mini S&P 500 Index^	29	6/11	1,915,450	97,295
Total Purchased				$132,974

^      Futures collateralized by 650,000 units of U.S. Treasury Bills.

*     Non-income producing security.

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2011

NET INVESTMENT INCOME
Investment Income:
Interest income	$2,227
Dividend income (net of foreign taxes withheld of $207)	910,003
Total investment income	912,230
Expenses:
Investment advisory fee	130,675
Transfer agency fees and expenses	70,941
Distribution Plan expenses:
Class A	99,055
Class B	15,044
Class C	33,807
Directors’ fees and expenses	5,680
Administrative fees	112,199
Accounting fees	9,804
Custodian fees	30,937
Registration fees	26,760
Reports to shareholders	18,437
Professional fees	12,175
Miscellaneous	25,381
Total expenses	590,895
Reimbursement from Advisor:
Class A	(106,098)
Class B	(8,699)
Class C	(7,858)
Class I	(52,058)
Fees paid indirectly	(222)
Net expenses	415,960

NET INVESTMENT INCOME	496,270

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	490,561
Futures	437,821
928,382

Change in unrealized appreciation (depreciation) on:
Investments	15,097,650
Futures	40,896
15,138,546

NET REALIZED AND UNREALIZED GAIN
(LOSS)	16,066,928

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$16,563,198

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2011	2010
Operations:
Net investment income	$496,270	$867,306
Net realized gain (loss) on investments	928,382	(298,221)
Change in unrealized appreciation (depreciation)	15,138,546	8,036,985

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	16,563,198	8,606,070

Distributions to shareholders from:
Net investment income:
Class A shares	(539,609)	(642,883)
Class B shares	—	(2,892)
Class C shares	—	(4,248)
Class I shares	(373,940)	(309,011)
Total distributions	(913,549)	(959,034)

Capital share transactions:
Shares sold:
Class A shares	8,559,269	13,841,405
Class B shares	26,658	203,969
Class C shares	935,282	1,333,231
Class I shares	1,610,569	11,272,422
Reinvestment of distributions:
Class A shares	485,156	578,032
Class B shares	—	2,429
Class C shares	—	2,968
Class I shares	362,961	296,826
Redemption fees:
Class A shares	3	1,151
Class C shares	16	—
Shares redeemed:
Class A shares	(7,444,454)	(11,274,855)
Class B shares	(471,039)	(938,766)
Class C shares	(710,615)	(1,233,542)
Class I shares	(1,493,697)	(6,059,717)
Total capital share transactions	1,860,109	8,025,553

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,509,758	15,672,589

NET ASSETS
Beginning of period	110,102,984	94,430,395
End of period (including undistributed net investment
income of $241,869 and $659,148, respectively)	$127,612,742	$110,102,984

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
CAPITAL SHARE ACTIVITY	2011	2010
Shares sold:
Class A shares	746,523	1,355,011
Class B shares	2,438	21,046
Class C shares	84,091	134,205
Class I shares	138,506	1,086,900
Reinvestment of distributions:
Class A shares	42,187	56,504
Class B shares	—	246
Class C shares	—	301
Class I shares	31,155	28,679
Shares redeemed:
Class A shares	(651,928)	(1,104,854)
Class B shares	(42,868)	(95,916)
Class C shares	(64,459)	(125,807)
Class I shares	(129,909)	(600,059)
Total capital share activity	155,736	756,256

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Index Fund (the “Fund”), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Effective March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At March 31, 2011, no securities were fair valued in good faith under the direction of the Board of Directors.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below: Level 1 – quoted prices in active markets for identical securities Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Fund’s investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

	VALUATION INPUTS

InvestMents In securItIes	LeveL 1	LeveL 2	LeveL 3	totaL
Equity securities *	$124,953,195	—	—	$124,953,195
U.S. government obligations	—	$649,681	—	649,681
TOTAL	$124,953,195	$649,681	—	$125,602,876

Other financial instruments**	$132,974	—	—	$132,974

*       For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.
**     Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Fund is subject to market risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation

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margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, futures contracts were used for cash equitization.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is

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intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the “Advisor”) is wholly-owned by Calvert Group, Ltd. (“Calvert”), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .20% (.225% prior to February 1, 2011) of the Fund’s average daily net assets. Under the terms of the agreement, $21,367 was payable at period end. In addition, $3,138 was payable at period end for operating expenses paid by the Advisor during March 2011.

The Advisor has contractually agreed to limit net annual fund operating expenses for Class A, Class B and Class C through January 31, 2012 and for Class I through January 31, 2016. The contractual expense cap is .75% for Class A, 1.75% for Class B, 1.75% for Class C and .21% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .20% (.225% prior to February 1, 2011) for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $18,554 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively.

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The amount actually paid by the Fund is an annualized fee, payable monthly of .25%, 1.00%, and 1.00% of the Fund’s average daily net assets of Class A, Class B, and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $26,045 was payable at period end.

The Distributor received $13,857 as its portion of commissions charged on sales of the Fund’s Class A shares for the six months ended March 31, 2011.

Calvert Shareholder Services, Inc. (“CSSI”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $13,118 for the six months ended March 31, 2011. Under the terms of the agreement, $2,241 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $44,000 plus a meeting fee of $2,000 for each Board meeting attended. Additional fees of up to $5,000 annually may be paid to the Board chair and Committee chairs ($10,000 for the Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each Committee meeting attended. Director’s fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $5,773,730 and $3,682,329, respectively.

CAPITAL LOSS CARRYFORWARDS
EXPIRATION DATE
30-Sep-11	($1,123,572)
30-Sep-12	(900,355)
30-Sep-14	(534,245)
30-Sep-17	(864,557)
30-Sep-18	(2,870,112)

Capital losses may be utilized to offset future capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund intends to elect to defer net capital losses of $526,176 incurred from November 1, 2009 through September 30, 2010 and treat them as arising in the fiscal year ending September 30, 2011.

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As of March 31, 2011, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$25,152,751
Unrealized (depreciation)	(8,898,621)
Net unrealized appreciation/(depreciation)	$16,254,130

Federal income tax cost of investments	$109,348,746

NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2011. For the six months ended March 31, 2011, borrowings by the Fund under the Agreement were as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$21,236	1.50%	$864,158	February 2011

NOTE E – SUBSEQUENT EVENTS

In preparing the financial statements as of March 31, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

Effective April 30, 2011, the Calvert operating companies will be renamed as follows: Calvert Group, Ltd. will be renamed Calvert Investments, Inc., Calvert Asset Management Company, Inc. will be renamed Calvert Investment Management, Inc., Calvert Distributors, Inc. will be renamed Calvert Investment Distributors, Inc., Calvert Administrative Services Company will be renamed Calvert Investment Administrative Services, Inc., and Calvert Shareholder Services, Inc. will be renamed Calvert Investment Services, Inc.

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FINANCIAL HIGHLIGHTS

			Periods Ended
	March 31,		September 30,	September 30,
CLASS A SHARES	2011	(z)	2010	2009 (z)
Net asset value, beginning	$10.48		$9.70	$10.44
Income from investment operations:
Net investment income	.04		.08	.11
Net realized and unrealized gain (loss)	1.53		.80	(.75)
Total from investment operations	1.57		.88	(.64)
Distributions from:
Net investment income	(.08)		(.10)	(.10)
Total distributions	(.08)		(.10)	(.10)
Total increase (decrease) in net asset value	1.49		.78	(.74)
Net asset value, ending	$11.97		$10.48	$9.70

Total return*	15.00%		9.06%	(5.80%)
Ratios to average net assets: A
Net investment income	.76	% (a)	.77%	1.34%
Total expenses	1.02	% (a)	1.06%	1.16%
Expenses before offsets	.75	% (a)	.75%	.75%
Net expenses	.75	% (a)	.75%	.75%
Portfolio turnover	3%		10%	16%
Net assets, ending (in thousands)	$83,841		$71,952	$63,609

			Years Ended
CLASS A SHARES	September 30,		September 30,	September 30,
	2008		2007 (z)	2006 (z)
Net asset value, beginning	$13.67		$12.23	$11.29
Income from investment operations:
Net investment income	.14		.15	.11
Net realized and unrealized gain (loss)	(3.23)		1.41	.92
Total from investment operations	(3.09)		1.56	1.03
Distributions from:
Net investment income	(.14)		(.12)	(.09)
Total distributions	(.14)		(.12)	(.09)
Total increase (decrease) in net asset value	(3.23)		1.44	.94
Net asset value, ending	$10.44		$13.67	$12.23

Total return*	(22.81%)		12.80%	9.14%
Ratios to average net assets: A
Net investment income	1.14%		1.12%	.96%
Total expenses	1.10%		1.09%	1.22%
Expenses before offsets	.76%		.77%	.78%
Net expenses	.75%		.75%	.75%
Portfolio turnover	14%		9%	12%
Net assets, ending (in thousands)	$44,439		$59,291	$48,265

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS B SHARES	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
	2011	(z)	2010	2009 (z)
Net asset value, beginning	$10.03		$9.30	$10.01
Income from investment operations:
Net investment income (loss)	(.01)		(.06)	.03
Net realized and unrealized gain (loss)	1.46		.80	(.71)
Total from investment operations	1.45		.74	(.68)
Distributions from:
Net investment income	—		(.01)	(.03)
Total distributions	—		(.01)	(.03)
Total increase (decrease) in net asset value	1.45		.73	(.71)
Net asset value, ending	$11.48		$10.03	$9.30

Total return*	14.46%		7.94%	(6.67%)
Ratios to average net assets: A
Net investment income (loss)	(.24	%) (a)	(.23%)	.37%
Total expenses	2.33	% (a)	2.30%	2.46%
Expenses before offsets	1.75	% (a)	1.75%	1.75%
Net expenses	1.75	% (a)	1.75%	1.75%
Portfolio turnover	3%		10%	16%
Net assets, ending (in thousands)	$2,919		$2,956	$3,433

	YEARS ENDED
CLASS B SHARES	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
	2008		2007 (z)	2006 (z)
Net asset value, beginning	$13.11		$11.74	$10.87
Income from investment operations:
Net investment income	.01		.01	**
Net realized and unrealized gain (loss)	(3.10)		1.36	.87
Total from investment operations	(3.09)		1.37	.87
Distributions from:
Net investment income	(.01)		**	—
Total distributions	(.01)		**	—
Total increase (decrease) in net asset value	(3.10)		1.37	.87
Net asset value, ending	$10.01		$13.11	$11.74

Total return*	(23.57%)		11.68%	8.00%
Ratios to average net assets: A
Net investment income (loss)	.14%		.12%	(.04%)
Total expenses	2.11%		2.08%	2.26%
Expenses before offsets	1.76%		1.77%	1.78%
Net expenses	1.75%		1.75%	1.75%
Portfolio turnover	14%		9%	12%
Net assets, ending (in thousands)	$4,117		$6,036	$4,949

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011	(z)	2010	2009 (z)
Net asset value, beginning	$10.03		$9.29	$10.01
Income from investment operations:
Net investment income (loss)	(.01)		(.02)	.03
Net realized and unrealized gain (loss)	1.46		.77	(.72)
Total from investment operations	1.45		.75	(.69)
Distributions from:
Net investment income	—		(.01)	(.03)
Total distributions	—		(.01)	(.03)
Total increase (decrease) in net asset value	1.45		.74	(.72)
Net asset value, ending	$11.48		$10.03	$9.29

Total return*	14.46%		8.04%	(6.80%)
Ratios to average net assets: A
Net investment income (loss)	(.24	%) (a)	(.23%)	.36%
Total expenses	1.98	% (a)	2.06%	2.23%
Expenses before offsets	1.75	% (a)	1.75%	1.75%
Net expenses	1.75	% (a)	1.75%	1.75%
Portfolio turnover	3%		10%	16%
Net assets, ending (in thousands)	$7,252		$6,139	$5,607

	YEARS ENDED
CLASS C SHARES	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
	2008		2007 (z)	2006 (z)
Net asset value, beginning	$13.10		$11.73	$10.86
Income from investment operations:
Net investment income	.01		.01	**
Net realized and unrealized gain (loss)	(3.09)		1.36	.87
Total from investment operations	(3.08)		1.37	.87
Distributions from:
Net investment income	(.01)		**	—
Total distributions	(.01)		**	—
Total increase (decrease) in net asset value	(3.09)		1.37	.87
Net asset value, ending	$10.01		$13.10	$11.73

Total return*	(23.51%)		11.69%	8.01%
Ratios to average net assets: A
Net investment income (loss)	.14%		.12%	(.04%)
Total expenses	1.97%		1.96%	2.13%
Expenses before offsets	1.76%		1.77%	1.78%
Net expenses	1.75%		1.75%	1.75%
Portfolio turnover	14%		9%	12%
Net assets, ending (in thousands)	$6,141		$8,998	$6,751

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2011	(z)	2010	2009 (z)
Net asset value, beginning	$10.65		$9.85	$10.65
Income from investment operations:
Net investment income	.08		.13	.15
Net realized and unrealized gain (loss)	1.55		.81	(.77)
Total from investment operations	1.63		.94	(.62)
Distributions from:
Net investment income	(.14)		(.14)	(.18)
Total distributions	(.14)		(.14)	(.18)
Total increase (decrease) in net asset value	1.49		.80	(.80)
Net asset value, ending	$12.14		$10.65	$9.85

Total return*	15.33%		9.62%	(5.26%)
Ratios to average net assets: A
Net investment income	1.30	% (a)	1.32%	1.88%
Total expenses	.54	% (a)	.55%	.63%
Expenses before offsets	.21	% (a)	.21%	.21%
Net expenses	.21	% (a)	.21%	.21%
Portfolio turnover	3%		10%	16%
Net assets, ending (in thousands)	$33,602		$29,055	$21,781

	YEARS ENDED

CLASS I SHARES	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
	2008		2007 (z)	2006 (z)
Net asset value, beginning	$13.92		$12.38	$11.38
Income from investment operations:
Net investment income	.18		.22	.17
Net realized and unrealized gain (loss)	(3.25)		1.44	.92
Total from investment operations	(3.07)		1.66	1.09
Distributions from:
Net investment income	(.20)		(.12)	(.09)
Total distributions	(.20)		(.12)	(.09)
Total increase (decrease) in net asset value	(3.27)		1.54	1.00
Net asset value, ending	$10.65		$13.92	$12.38

Total return*	(22.34%)		13.44%	9.61%
Ratios to average net assets: A
Net investment income	1.68%		1.65%	1.46%
Total expenses	.57%		.57%	.80%
Expenses before offsets	.22%		.23%	.26%
Net expenses	.21%		.21%	.24%
Portfolio turnover	14%		9%	12%
Net assets, ending (in thousands)	$21,342		$23,120	$12,462

See notes to financial highlights.

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A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(a)	Annualized.
(z)	Per share figures are calculated using the Average Shares Method.
*	Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
**	Less than $0.01 per share.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses

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incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

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PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BASIS FOR BOARD’S APPROVAL OF INVESTMENT ADVISORY CONTRACTS

At a meeting held on December 7, 2010, the Board of Directors, and by a separate vote, the disinterested Directors, approved the continuance of the Investment Advisory Agreement between Calvert Social Index Series, Inc. and the Advisor and the Investment Subadvisory Agreement between the Advisor and the Subadvisor with respect to the Fund.

In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Directors reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable mutual funds.

The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement and Investment Subadvisory Agreement. Prior to voting, the disinterested Directors reviewed the proposed continuance of the Investment Advisory Agreement and Investment Subadvisory Agreement with management and also met in private sessions

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with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Group of Funds to the Advisor and its affiliates; the allocation of the Fund’s brokerage, including the Advisor’s process for monitoring “best execution”; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with the Advisor’s senior management through Board of Directors’ meetings, discussions and other reports. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board also took into account the environmental, social, sustainability and governance research and analysis provided by the Advisor to the Fund. The Board discussed the Advisor’s effectiveness in monitoring the performance of the Subadvisor and its timeliness in responding to performance issues. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This comparison indicated that the Fund performed above the median of its peer universe for the one-year period ended June 30, 2010, and the Fund performed below the median of its peer universe for the three- and five-year periods ended June 30, 2010. The data also indicated that the Fund underper-formed its Lipper index for the one-, three- and five-year periods ended June 30, 2010. The Board took into account management’s discussion of the Fund’s performance and the factors that contributed to such underperformance. The Board noted the Advisor’s continued monitoring of the Fund’s performance. The Board also took into account the Advisor’s discussion of the Fund’s role within the Calvert Group of Funds social investment offerings. Based upon its review and in view of management’s discussion,

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the Board concluded that appropriate action was being taken with respect to the Fund’s performance.

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee (after taking into account waivers and/or reimbursements) was below the median of its peer group and that total expenses (net of waivers and/or reimbursements) were at the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer group. The Board also took into account the Advisor’s current undertakings to maintain expense limitations for the Fund. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. Based upon its review, the Board concluded that the advisory fee was reasonable in view the quality of services provided by the Advisor and other factors considered. The Board also noted the reductions in the advisory and administrative fees.

The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing and administrative services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Group of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Fund. The Board noted that the Advisor had reimbursed expenses of the Fund. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. The Board also noted the Advisor paid the subadvisory fee to the Subadvisor. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.

The Board considered the effect of the Fund’s current size and potential growth on its performance and expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size and that the Advisor was currently reimbursing fund expenses in excess of the entire advisory fee. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses. The Board also noted the reductions in the advisory and administrative fees.

In reapproving the Investment Advisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director may

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have attributed different weight to various factors.

In evaluating the Investment Subadvisory Agreement, the disinterested Directors reviewed information provided by the Subadvisor relating to its operations, personnel, investment philosophy, strategies and techniques. Among other information, the Subadvisor provided biographical information on portfolio management and other professional staff, performance information for itself, and descriptions of its investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices.

The Board reapproved the Investment Subadvisory Agreement between the Advisor and the Subadvisor based on a number of factors relating to the Subadvisor’s ability to perform under the Investment Subadvisory Agreement. In the course of its deliberations, the Board evaluated, among other factors: the nature, extent and the quality of the services to be provided by the Subadvisor; the Subadvisor’s management style and long-term performance record; the Fund’s performance record and the Subadvisor’s performance in employing its investment strategies; the Subadvisor’s current level of staffing and its overall resources; the qualifications and experience of the Subadvisor’s personnel; the Subadvisor’s financial condition with respect to its ability to perform the services required under the Investment Subadvisory Agreement; the Subadvisor’s compliance systems, including those related to personal investing; and any disciplinary history. Based upon its review, the Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Subadvisor under the Investment Subadvisory Agreement.

As noted above, the Board considered, among other information, the Fund’s performance during the one-, three- and five-year periods ended June 30, 2010 as compared to the Fund’s peer universe and noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor.

In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Board noted that the subadvisory fee under the Investment Subadvisory Agreement was paid by the Advisor and not the Fund. The Board also relied on the ability of the Advisor to negotiate the Investment Subadvisory Agreement and the corresponding subadvisory fee at arm’s length. In addition, the Board took into account the fees the Subadvisor charged to its other clients and considered these fee comparisons in light of the differences in managing these other accounts. Based upon its review, the Board determined that the subadvi-sory fee was reasonable. Because the Advisor pays the Subadvisor’s subadvisory fee and the subadvisory fee was negotiated at arm’s length by the Advisor, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Subadvisor’s management of the Fund to be a material factor in its consideration, although the Board noted that the subadvisory fee schedule for the Fund contained breakpoints that reduced the subadvisory fee rate on assets above specified levels.

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In reapproving the Investment Subadvisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

CONCLUSIONS

The Board reached the following conclusions regarding the Investment Advisory Agreement and the Investment Subadvisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Subadvisor is qualified to manage the Fund’s assets in accordance with the Fund’s investment objectives and policies; (c) the Advisor and Subadvisor maintain appropriate compliance programs; (d) the Subadvisor is likely to execute its investment strategies consistently over time; (e) appropriate action is being taken with respect to the Fund’s performance; and (f) the Fund’s advisory and subadvisory fees are reasonable relative to those of similar funds and to the services to be provided by the Advisor and the Subadvisor. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement and the Investment Subadvisory Agreement would be in the best interests of the Fund and its shareholders.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 51

To Open an Account

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Registered, Certified or Overnight Mail

Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site

www.calvert.com

Principal Underwriter

Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)        This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)   There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12  Exhibits.

(a)(1)   Not applicable.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:       /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            Senior Vice President -- Principal Executive Officer

Date:    June 2, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            Senior Vice President -- Principal Executive Officer

Date:    June 2, 2011

/s/ D. Wayne Silby

            D. Wayne Silby

            President -- Principal Executive Officer

Date:    June 2, 2011

            /s/  Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date:    June 2, 2011